UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22657

PSG CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard

Suite 400

Maple Lawn, MD  20759

(Address of Principal Executive Offices)(Zip Code)

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE  19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, 17th floor

Columbus, Ohio  43215

Registrant's telephone number, including area code: (301) 543-6000

Date of fiscal year end: March 31st

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PSG TACTICAL GROWTH FUND

SEMI-ANNUAL REPORT

September 30, 2012

(Unaudited)

PSG TACTICAL GROWTH FUND

GRAPHICAL ILLUSTRATION

SEPTEMBER 30, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund.  The underlying securities are represented as a percentage of the portfolio of investments.

*  Portfolio composition is subject to change.

**  Excludes securities sold short and options written.

	PSG Tactical Growth Fund
	Schedule of Investments
	September 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 36.97%

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products - 0.78%
1,850	Carbo Ceramics, Inc.	$ 116,402

Application Software - 2.09%
6,983	Microsoft Corp.	207,814
3,330	Oracle Corp.	104,762
		312,576
Business Equipment - 0.86%
17,511	Xerox Corp.	128,531

Cigarettes - 0.94%
4,239	Altria Group, Inc.	141,540

Computer & Office Equipment - 0.93%
8,186	Hewlett Packard Co.	139,653

Crude Petroleum & Natural Gas - 1.96%
7,250	Chesapeake Energy Corp.	136,808
2,600	Devon Energy Corp.	157,300
		294,108
Drilling Oil & Gas Wells - 0.84%
9,000	Nabors Industries Ltd. *	126,270

Electronic Components & Accessories - 0.61%
7,000	Corning, Inc.	92,050

Fire, Marine & Casualty Insurance - 2.66%
422	Alleghany Corp. *	145,565
375	Fairfax Financial Holdings Ltd. *	145,061
2,600	Loews Corp.	107,276
		397,902
Gold & Silver Ores - 2.64%
2,983	Allied Nevada Gold Corp. *	116,516
1,641	Barrick Gold Corp.	68,528
1,375	Goldcorp, Inc.	63,044
3,900	Gold Fields Ltd.	50,115
1,000	Newmont Mining Corp.	56,015
7,418	NovaGold Resources, Inc. *	41,541
		395,759
Hospital & Medical Service Plans - 0.82%
1,750	Humana, Inc.	122,763

Insurance Agents, Brokers & Services - 1.92%
2,586	Aon Plc Class A	135,222
332	Markel Corp. *	152,219
		287,441
Lumber & Wood Products (No Furniture) - 0.98%
6,470	Leucadia Nation Corp. *	147,193

Malt Beverages - 0.78%
1,050	Boston Beer, Inc. Class A *	117,569

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.48%
4,000	Cloud Peak Energy, Inc. *	72,400

Petroleum Refining - 2.49%
5,239	BP Plc ADR	221,924
2,650	ConocoPhillips	151,527
		373,451
Pharmaceutical Preparations - 5.35%
3,000	AstraZeneca Plc ADR	143,580
2,000	Forest Labs, Inc. *	71,220
2,712	Johnson & Johnson	186,884
2,378	Novartis AG ADR *	145,676
3,410	Teva Pharmaceutical Industries Ltd. ADR	141,208
2,029	Valeant Pharmaceuticals International, Inc. *	112,143
		800,711
Radio & TV Broadcasting & Communications Equipment - 0.95%
5,000	Vodafone Group Plc	142,500

Retail-Drug Stores & Proprietary Stores - 1.66%
6,807	Walgreen Co.	248,047

Retail-Miscellaneous Retail - 0.97%
12,600	Staples, Inc.	145,152

Semiconductors & Related Devices - 0.55%
9,000	Marvell Technology Group Ltd.	82,395

Services-Computer Integrated Systems Design - 0.64%
6,000	Yahoo, Inc. *	95,850

Services-Motion Picture & Video Tape Production - 1.03%
8,000	DreamWorks Animation, Inc. *	153,840

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 1.53%
3,310	Procter & Gamble Co.	229,582

Surgical & Medical Instruments & Apparatus - 0.93%
2,332	Covidien Plc.	138,567

Telephone Communications (No Radiotelephone) - 0.52%
4,000	Vivendi Sa ADR	77,800

Wholesale-Groceries & Related Products - 1.06%
5,070	Sysco Corp.	158,539

TOTAL FOR COMMON STOCK (Cost $5,359,694) - 36.97%		$ 5,538,591

CLOSED-END MUTUAL FUNDS - 3.61%
10,000	Calamos CNV & High Income Fund	126,600
5,500	Doubleline Opportunistic Credit Fund	148,885
4,500	Pimco Dynamic Income Fund	127,035
14,500	Templeton Global Income Fund	138,765

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $525,641) - 3.61%		541,285

CORPORATE BONDS - 0.56%
50,000	Caesar's Entertainment Operating Co., Inc. 12.75%, 04/15/18	37,000
50,000	Sprint Capital Corp. 6.875%, 11/15/28	46,250

TOTAL FOR CORPORATE BONDS (Cost $86,235) - 0.56%		83,250

EXCHANGE TRADED FUNDS - 8.91%
2,700	Market Vectors Gold Miners ETF *	144,963
4,400	Market Vectors Junior Gold Miners ETF *	108,768
8,000	ProShares Short MSCI Emerging Markets *	232,160
10,640	ProShares Short Russell2000 *	265,787
7,300	ProShares Short QQQ *	179,726
1,512	SPDR Gold Shares *	259,898
2,500	SPDR S&P Regional Banking ETF	71,600
2,200	Vanguard Financials ETF	72,072

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,331,749) - 8.91%		1,334,974

EXCHANGE TRADED NOTES - 0.33%
1,200	iPath DJ-UBS Coffee TR Sub-Idx ETN *	48,780

TOTAL FOR EXCHANGE TRADED NOTES (Cost $51,612) - 0.33%		48,780

PREFERRED STOCK - 2.16%
2,000	Citigroup Cap XIII 7.875%, 10/30/40	55,700
1,000	JP Morgan Chase Capital XXIX 6.70%, 04/02/40	26,000
3,000	Metlife, Inc. Series B 6.50%, 12/31/49	77,220
2,747	Nexen, Inc. 7.35%, 11/01/43	69,856
1,000	United States Cellular Corp. 6.95%, 5/15/60	27,370
2,500	Qwest Corp. NT 7.375%, 6/01/51	67,200

TOTAL FOR PREFERRED STOCK (Cost $321,403) - 2.16%		323,346

REAL ESTATE INVESTMENT TRUST - 0.17%
1,000	Kimco Realty Corp. 6.00% 12/31/49	25,860

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $25,614) - 0.17%		25,860

PUT OPTIONS - 0.20% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	PowerShares QQQ
12,000	October 2012 Put @ $71.00	30,600

	Total (Premiums Paid $17,709) - 0.20%	30,600

SHORT-TERM INVESTMENTS - 50.73%
7,348,735	Fidelity Institutional Treasury Only Money Market Class I 0.01% **	7,348,735
250,000	Huntington Conservative Deposit Account 0.06% **	250,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,598,735) - 50.73%		$ 7,598,735

TOTAL INVESTMENTS (Cost $15,318,392) - 103.64%		$ 15,525,421

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.64)%		(545,540)

NET ASSETS - 100.00%		$ 14,979,881

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at September 30, 2012.
The accompanying notes are an integral part of these financial statements.

	PSG Tactical Growth Fund
	Schedule of Securities Sold Short
	September 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK
423	Caterpillar, Inc.	$ 36,395
1,000	Coach, Inc.	56,020
3,000	Fifth & Pacific Companies, Inc. *	38,340
250	Sherwin Williams Co.	37,227
1,000	Starbucks Corp.	50,710
625	Netsuite, Inc. *	39,875

TOTAL FOR COMMON STOCKS (Proceeds $259,687)		$ 258,567

EXCHANGE TRADED FUNDS
1,000	iShares MSCI Emerging Markets EEM Index	$ 41,325
1,490	ProShares Ultra Real Estate	100,098
2,130	ProShares Ultra S&P500	130,399

TOTAL EXCHANGE TRADED FUNDS (Proceeds $269,376)		$ 271,822

TOTAL SECURITIES SOLD SHORT (Proceeds $529,063)		$ 530,389

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

PSG Tactical Growth Fund
Schedule of Options Written
September 30, 2012 (Unaudited)

CALL OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

Allied Nevada Gold Corp.
December 2012 Call @ $45.00	1,500	$ 2,175

Chesapeake Energy Corp.
November 2012 Call @ $20.00	1,700	986

Chesapeake Energy Corp.
January 2013 Call @ $23.00	1,000	380

Corning, Inc.
January 2013 Call @ $15.00	4,000	1,040

Market Vectors Gold Miners ETF
October 2012 Call @ $50.00	1,200	5,040

Microsoft Corp.
October 2012 Call @ $33.00	3,000	150

Valeant Pharmaceuticals International, Inc.
November 2012 Call @ $62.50	700	665

Valeant Pharmaceuticals International, Inc.
January 2013 Call @ $65.00	700	1,050

Walgreen Co.
October 2012 Call @ $33.00	2,500	9,375

Xerox Corp.
October 2012 Call @ $7.00	3,000	1,260

Total (Premiums Received $11,647)		$ 22,121

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

PSG Tactical Growth Fund
Statement of Assets and Liabilities
September 30, 2012 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $15,318,392)	$ 15,525,421
Cash	583,151
Receivables:
Dividends and Interest	7,319
Prepaid Expenses	7,774
Total Assets	16,123,665
Liabilities:
Covered Options Written, at Value (Premium Received $11,647)	22,121
Securities Sold Short, at Value (Proceeds $529,063)	530,389
Payables:
Advisory Fees	15,565
Distribution (12b-1) Fees	8,377
Trustee Fees	879
Portfolio Securities Purchased	549,122
Accrued Expenses	17,331
Total Liabilities	1,143,784
Net Assets	$ 14,979,881

Net Assets Consist of:
Paid In Capital	$ 14,875,889
Accumulated Undistributed Net Investment Loss	(55,366)
Accumulated Undistributed Realized Loss on Investments	(35,871)
Unrealized Appreciation in Value of Investments	195,229
Net Assets	$ 14,979,881

Shares Outstanding	1,485,220

Net Asset Value and Redemption Price Per Share	$ 10.09

Short-Term Redemption Price Per Share ($10.09 x 0.99) *	$ 9.88

* The Fund will impose a 1.00% redemption fee on shares redeemed within 90 days of purchase.
The accompanying notes are an integral part of these financial statements.

PSG Tactical Growth Fund
Statement of Operations
For the Period May 1, 2012 (commencement of investment operations)
through September 30, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign witholding taxes of $167)	$ 26,296
Interest	370
Total Investment Income	26,666

Expenses:
Advisory Fees (Note 4)	50,329
Transfer Agent & Accounting Fees	10,704
Distribution (12b-1) Fees (Note 8)	10,066
Registration Fees	1,715
Audit Fees	6,498
Insurance Fees	1,983
Miscellaneous Fees	2,874
Custodial Fees	3,764
Legal Fees	5,869
Trustee Fees	4,879
Printing and Mailing	811
Interest Expense	719
Dividend Expense	787
Total Expenses	100,998
Fees Waived and Reimbursed by the Advisor (Note 4)	(18,966)
Net Expenses	82,032

Net Investment Loss	(55,366)

Realized Gain/(Loss) on:
Investments in Securities	(18,699)
Options Written	2,423
Securities Sold Short	(19,595)
Net Realized Loss on Investments, Options Written and Securities Sold Short	(35,871)

Change in Unrealized Appreciation/(Depreciation) on:
Investments in Securities	194,137
Investments in Options	12,892
Options Written	(10,474)
Securities Sold Short	(1,326)
Change in Unrealized Appreciation/Depreciation	195,229

Net Realized and Unrealized Gain on Investments	159,358

Net Increase in Net Assets Resulting from Operations	$ 103,992

The accompanying notes are an integral part of these financial statements.

PSG Tactical Growth Fund
Statement of Changes in Net Assets

(Unaudited)
Period Ended *
September 30, 2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (55,366)
Net Realized Loss on Investments in Securities	(18,699)
Net Realized Gain on Options Written	2,423
Net Realized Loss on Securities Sold Short	(19,595)
Change in Unrealized Appreciation on Investments in Securities	194,137
Change in Unrealized Appreciation on Investments in Options	12,892
Change in Unrealized Depreciation on Options Written	(10,474)
Change in Unrealized Depreciation on Securities Sold Short	(1,326)
Net Increase in Net Assets Resulting from Operations	103,992

Capital Share Transactions (Note 5)	14,775,889

Total Increase in Net Assets	14,879,881

Net Assets:
Beginning of Period	100,000

End of Period (including accumulated undistributed net investment loss of $(55,366))	$ 14,979,881

* For the period May 1, 2012, (commencement of investment operations) through September 30, 2012.
The accompanying notes are an integral part of these financial statements.

PSG Tactical Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended	(a)
	September 30, 2012

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.06)
Net Realized and Unrealized Gain/(Loss) on Investments	0.15
Total from Investment Operations	0.09

Net Asset Value, at End of Period	$ 10.09

Total Return ** (b)	0.90%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 14,980
Before Waiver:
Ratio of Expenses to Average Net Assets	2.49%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	2.45%	***
Ratio of Dividend Expense and Interest Expense on Securities Sold Short to Average Net assets	0.04%	***
Ratio of Net Investment Loss to Average Net Assets	(1.83)%	***
After Waiver:
Ratio of Expenses to Average Net Assets	2.02%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	1.99%	***
Ratio of Net Investment Loss to Average Net Assets	(1.36)%	***
Portfolio Turnover	8.49%

(a) For the period May 1, 2012 (commencement of investment operations) through September 30, 2012.

(b) Not Annualized

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Annualized

The accompanying notes are an integral part of these financial statements.

PSG TACTICAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

NOTE 1. ORGANIZATION

The PSG Capital Management Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, and organized on December 21, 2011, in Delaware as a Delaware Statutory Trust.  The Trust currently consists of one series of units of beneficial interest (“shares”), the PSG Tactical Growth Fund (the “Fund”).  The Board of Trustees may classify and reclassify the shares of the Fund into one or more classes of shares at a future date.  The Fund is a non-diversified fund. The investment advisor to the Fund is PSG Investment Advisors, LLC (the "Advisor").

The Fund seeks total return from income and capital appreciation with an emphasis on absolute return.

On April 2, 2012, 10,000 shares were issued for cash, at $10.00 per share, to PSG Investment Advisors, LLC. The Fund had no operations other than those actions related to organizational matters before April 2, 2012.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statement. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

CASH AND CASH EQUIVALENTS: The Fund maintains its cash in an account at a regional bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and believes it is not exposed to any significant credit risk on its cash deposits.

ORGANIZATIONAL AND OFFERING EXPENSES:  All costs incurred by the Fund in connection with the organization, offering and initial registration, principally professional fees, were paid on behalf of the Fund by the Advisor and will not be borne by the Fund.

SECURITY VALUATION: The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U. S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask price on the valuation date.  Securities for which market values are not readily available, or for which the Investment Adviser believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), are valued by the Investment Adviser at their fair values pursuant to guidelines established by the Board of Trustees, and under the ultimate oversight of the Board of Trustees.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

Options and futures contracts traded on a securities exchange or board of trade generally are valued at the last reported sales price or, in the absence of a sale, at the closing mid-market price on the principal exchange where they are traded.  Options on indices are valued at the closing mid-market price.  If such prices are not available, options and futures contracts are valued by the Investment Adviser, pursuant to guidelines established by the Board of Trustees and under the ultimate oversight of the Board of Trustees, at their fair values based on quotations from dealers, and if such quotations are not available, based on factors in the markets where such securities and derivatives trade, such as security and bond prices, and interest rates.

In accordance with the Trust’s good faith pricing guidelines, the Investment Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Investment Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

SHARE VALUATION:  The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The NYSE is closed on weekend days and on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

SECURITY TRANSACTION TIMING: Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the highest-cost first-out method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

REDEMPTION FEES: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee of 1.00% fee on shares redeemed within 90 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is applied uniformly in all cases. There were $285 in redemption fees collected for the Fund during the period ended September 30, 2012.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

OPTION WRITING: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES: The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the period ended September 30, 2012, related to uncertain tax positions expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ending September 30, 2012, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Trustees).

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

SUBSEQUENT EVENTS: Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

NOTE 3. SECURITY VALUATIONS

The Fund's securities are recorded at their fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2012:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Common Stocks	$ 5,538,591	-	-	$ 5,538,591
Closed-End Mutual Funds	541,285	-	-	541,285
Corporate Bonds	83,250	-	-	83,250
Exchange Traded Funds	1,334,974	-	-	1,334,974
Exchange Traded Notes	48,780	-	-	48,780
Preferred Stock	323,346	-	-	323,346
Real Estate Investment Trust	25,860	-	-	25,860
Put Options Purchased	30,600	-	-	30,600
Short-Term Investments	7,598,735	-	-	7,598,735

Total	$ 15,525,421	-	-	$ 15,525,421

Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
(Liabilities)
Common Stock	$ (258,567)	-	-	$ (258,567)
Exchange Traded Funds	(271,822)	-	-	(271,822)
Call Options Written	(22,121)	-	-	(22,121)

Total	$ (552,510)	-	-	$ (552,510)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the period ended September 30, 2012. There were no significant transfers into or out of Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR: PSG Investment Advisors, LLC. serves as investment advisor to the Fund.  Subject to the authority of the Board, the Advisor is responsible for management of the Fund's investment portfolio.  The Advisor is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions and as compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.25% of the average daily net assets of the Fund during the term of the Agreement. For the period of May 1, 2012 (commencement of operations) through September 30, 2012, the Adviser earned advisory fees of $50,329, and waived/reimbursed $18,966.  As of September 30, 2012, the Adviser owed the Fund $15,565.

The Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, until May 31, 2013, so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 2.00% of average daily net assets.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.  This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Advisor.

As of September 30, 2012, the following is subject to repayment by the Fund to the Adviser pursuant to the expense limitation agreement:

Fiscal Year Ended	Recoverable Through	Fund
March 31, 2013	March 31, 2016	$18,966

NOTE 5. CAPITAL SHARE TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares of beneficial interest.  Paid in capital at September 30, 2012, was $14,875,889 representing 1,485,220 shares outstanding.

Transactions in capital stock were as follows:

	May 1, 2011 (commencement of operations) through September 30, 2012
	Shares	Capital
Shares sold	1,495,492	$ 14,979,323
Shares reinvested	-	-
Shares redeemed	(20,272)	(203,719)
Net Increase (Decrease)	1,475,220	$ 14,775,604

There was $285 in redemption fees collected for the Fund during the period ended September 30, 2012.

On April 2, 2012, 10,000 shares were issued for cash, at $10.00 per share, to PSG Investment Advisors, LLC.

NOTE 6. OPTIONS

Transactions in written options during the period of May 1, 2012 (commencement of operations) through September 30, 2012, were as follows:

	Number of	Premiums Received
	Contracts
Options outstanding at May 1, 2012	-	$ -
Options written	248	16,585
Options exercised	-	-
Options expired	(50)	(3,763)
Options terminated in closing purchase transaction	(5)	(1,175)
Options outstanding at September 30, 2012	193	$ 11,647

Transactions in purchased options during the period of May 1, 2012 (commencement of operations) through September 30, 2012, were as follows:

	Number of	Premiums Paid
Contracts
Options outstanding at May 1, 2012	-	$ -
Options purchased	220	41,711
Options exercised	-	-
Options expired	-	-
Options terminated in closing sale transaction	-	-
Options outstanding at September 30, 2012	220	$ 41,711

The location on the statement of assets and liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

  Liability

Derivatives

Options Written

($22,121)

    Asset

Derivatives

Investments in Securities

  $30,600

Realized and unrealized gains and losses on derivatives contracts entered into during the period of May 1, 2012 (commencement of operations) through September 30, 2012, by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Options Written & Purchased	Realized Gain/(Loss) on Investments in Options and Options Written	$2,423	Change in Unrealized Appreciation/(Depreciation) on Investments in Options and Options Written	$2,418

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

NOTE 7. INVESTMENT TRANSACTIONS

For the period of May 1, 2012 (commencement of operations) through September 30, 2012, purchases and sales of investment securities other than U.S. Government obligations, short-term investments, options, and securities sold short aggregated $8,057,138 and $336,501, respectively. Purchases and sales of securities sold short aggregated $281,523 and $577,129, respectively. Purchases and sales of options aggregated $41,711 and $0, respectively.  Purchases and sales of options written aggregated $2,515 and $16,584, respectively.

NOTE 8. DISTRIBUTION FEES

The Fund has adopted a Rule 12b-1 plan which allows it to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders.  The maximum level of distribution expenses is 0.25% per year of the Fund’s average net assets.

Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

The Plan has been approved by the Trust's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund.  Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees. For the period of May 1, 2012 (commencement of operations) through September 30, 2012, the Fund incurred distribution fees of $10,066.  As of September 30, 2012, the Fund owed $8,377 in distribution fees.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

NOTE 10. TAX MATTERS

The Funds tax basis capital gains and losses are determined only at the end of each fiscal year.

At September 30, 2012, the cost of investments for federal income tax purposes was $14,777,682 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$ 366,512
Unrealized depreciation	(171,283)
Net unrealized appreciation	$ 195,229

For the period May 1, 2012 (commencement of operations) through September 30, 2012, there were no distributions paid.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. The Board does not intend to authorize a distribution of any realized gain for the Fund until the capital loss carry over has been offset or expires.

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year.

Management of the Portfolio has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

NOTE 11. CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2012, National Financial Services, LLC, in omnibus accounts, in aggregate, owned approximately 99.29% of the Fund and may be deemed to control the Fund.

NOTE 12. NEW ACCOUNTING PRONOUNCEMENT

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management does no expect the implications of ASU 2011-04 to have a material impact on the financial statements.

NOTE 13. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

PSG Tactical Growth Fund
Expense Illustration
September 30, 2012 (Unaudited)

Expense Example

As a shareholder of the PSG Tactical Growth Fund (the "Fund"), you incur ongoing costs which typically consist of management fees, distribution (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2012 through September 30, 2012, and the actual six month period, May 1, 2012 through September 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2012	September 30, 2012	April 1, 2012 to September 30, 2012

Actual	$1,000.00	$1,009.00	$9.99
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.05	$10.02

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2012	September 30, 2012	May 1, 2012 to September 30, 2012

Actual	$1,000.00	$1,009.00	$8.36
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.58	$8.37

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 153/366 (to reflect the one-half year period).

PSG TACTICAL GROWTH FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2012 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-855-866-9825, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-855-866-9825 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Statement of Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-855-866-9825 to request a copy of the SAI or to make shareholder inquiries.

Factors Considered by Independent Trustees in the Approval of the Investment Advisory Agreement -  With respect to the nature, extent and quality of services the Fund expects to receive from the Adviser, the Trustees concluded that the Adviser has the ability to provide all services required under the Management Agreement in a reasonable manner.  As to performance, the Trustees noted that the Adviser does not have a performance record for a product similar to the Fund, but they are satisfied with the portfolio manager’s experience and his ability to manage the Fund.  With respect to the proposed fees, the Trustees concluded that the proposed fees were in line with the peer group and were reasonable. In terms of profitability, the Trustees concluded that, in light of expected asset levels as well as the expense cap provided by the Adviser, the Adviser would not be excessively profitable from its relationships with the Fund.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for the Adviser to share its economies of scale with the Fund and its shareholders if it experiences a substantial growth in assets.  However, the Trustees recognized that that Fund has not yet commenced operations and that management agreements with competitor funds do not always contain breakpoints.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

PRIVACY NOTICE

PSG CAPITAL MANAGEMENT TRUST (THE "TRUST")

Rev. January 2012

FACTS	WHAT DOES THE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does the Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-855-866-9825.

PRIVACY NOTICE (continued)

Page 2

What we do:
How does the Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • The Trust does not share with affiliates so they can market to you.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • The Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Trust does not jointly market.

INVESTMENT ADVISOR

PSG Investment Advisors, LLC

8161 Maple Lawn Blvd., Suite 400

Maple Lawn, MD 20759

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By:

/s/ Jonathan V. Giordani

Jonathan V. Giordani

Trustee, Treasurer and Principal Financial Officer

Date: November 28, 2012